Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A
Account Value [Line Items]
Account Value	$ 10,820	$ 10,581	$ 10,738	$ 11,754	$ 11,466	$ 10,770	$ 10,226	$ 10,254	$ 9,994	$ 9,781	$ 9,575
Class C
Account Value [Line Items]
Account Value	10,512	10,361	10,605	11,690	11,489	10,864	10,389	10,462	10,272	10,136	10,000
Class I
Account Value [Line Items]
Account Value	1,167,410	1,138,277	1,153,565	1,259,390	1,226,704	1,147,411	1,085,868	1,081,920	1,050,907	1,025,320	1,000,000
Class IS
Account Value [Line Items]
Account Value	1,178,710	1,147,958	1,162,117	1,267,023	1,231,773	1,151,984	1,089,282	1,084,579	1,052,924	1,025,767	1,000,000
Class R
Account Value [Line Items]
Account Value	10,977	10,777	10,987	12,065	11,813	11,125	10,593	10,612	10,374	10,186	10,000
Class A-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class A-Bloomberg Intermediate U.S. Government Credit Index [Member]
Account Value [Line Items]
Account Value	11,556	11,256	11,316	12,059	11,972	11,127	10,524	10,597	10,451	10,221	10,000
Class C-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class C-Bloomberg Intermediate U.S. Government Credit Index [Member]
Account Value [Line Items]
Account Value	11,556	11,256	11,316	12,059	11,972	11,127	10,524	10,597	10,451	10,221	10,000
Class I-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	1,132,905	1,118,305	1,142,793	1,245,172	1,250,234	1,142,647	1,073,913	1,077,951	1,061,199	1,030,342	1,000,000
Class I-Bloomberg Intermediate U.S. Government Credit Index [Member]
Account Value [Line Items]
Account Value	1,155,629	1,125,628	1,131,624	1,205,927	1,197,212	1,112,651	1,052,362	1,059,705	1,045,082	1,022,142	1,000,000
Class IS-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	1,132,905	1,118,305	1,142,793	1,245,172	1,250,234	1,142,647	1,073,913	1,077,951	1,061,199	1,030,342	1,000,000
Class IS-Bloomberg Intermediate U.S. Government Credit Index [Member]
Account Value [Line Items]
Account Value	1,155,629	1,125,628	1,131,624	1,205,927	1,197,212	1,112,651	1,052,362	1,059,705	1,045,082	1,022,142	1,000,000
Class R-Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303	10,000
Class R-Bloomberg Intermediate U.S. Government Credit Index [Member]
Account Value [Line Items]
Account Value	$ 11,556	$ 11,256	$ 11,316	$ 12,059	$ 11,972	$ 11,127	$ 10,524	$ 10,597	$ 10,451	$ 10,221	$ 10,000